UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Consumer Discretionary Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2013

1.800322.109

AFCI-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
AUTO COMPONENTS - 0.7%
Auto Parts & Equipment - 0.7%
Delphi Automotive PLC	9,934	$ 459,050
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Office Services & Supplies - 0.5%
Interface, Inc.	22,400	374,976
DISTRIBUTORS - 2.1%
Distributors - 2.1%
LKQ Corp. (a)	59,700	1,437,576
DIVERSIFIED CONSUMER SERVICES - 0.1%
Specialized Consumer Services - 0.1%
Ascent Capital Group, Inc. (a)	1,400	93,086
HOTELS, RESTAURANTS & LEISURE - 12.5%
Casinos & Gaming - 1.0%
Wynn Resorts Ltd.	4,981	683,891
Hotels, Resorts & Cruise Lines - 1.0%
Wyndham Worldwide Corp.	11,969	719,098
Restaurants - 10.5%
BJ's Restaurants, Inc. (a)	3,434	117,786
Bloomin' Brands, Inc.	30,042	653,414
Buffalo Wild Wings, Inc. (a)	5,940	534,600
Chipotle Mexican Grill, Inc. (a)	2,049	744,176
Domino's Pizza, Inc.	17,208	949,882
Panera Bread Co. Class A (a)	100	17,723
Starbucks Corp.	30,394	1,849,171
Texas Roadhouse, Inc. Class A	10,213	240,006
Yum! Brands, Inc.	31,408	2,139,513
		7,246,271
TOTAL HOTELS, RESTAURANTS & LEISURE		8,649,260
HOUSEHOLD DURABLES - 2.1%
Homebuilding - 0.7%
NVR, Inc. (a)	460	473,800
Housewares & Specialties - 1.4%
Jarden Corp. (a)	21,869	984,324
TOTAL HOUSEHOLD DURABLES		1,458,124
INTERNET & CATALOG RETAIL - 4.9%
Catalog Retail - 2.1%
Liberty Media Corp. Interactive Series A (a)	68,768	1,464,071
Internet Retail - 2.8%
Amazon.com, Inc. (a)	2,794	709,145
priceline.com, Inc. (a)	1,710	1,190,143
		1,899,288
TOTAL INTERNET & CATALOG RETAIL		3,363,359

	Shares	Value
LEISURE EQUIPMENT & PRODUCTS - 2.7%
Leisure Products - 2.7%
Brunswick Corp.	30,100	$ 952,966
Mattel, Inc.	19,495	890,142
		1,843,108
MEDIA - 26.4%
Broadcasting - 3.2%
Discovery Communications, Inc. (a)	13,600	1,071,952
Liberty Media Corp. Class A (a)	10,081	1,158,105
		2,230,057
Cable & Satellite - 8.2%
Comcast Corp. Class A	132,386	5,467,542
DISH Network Corp. Class A	4,935	193,403
		5,660,945
Movies & Entertainment - 15.0%
News Corp. Class A	104,511	3,236,706
The Walt Disney Co.	68,338	4,294,360
Time Warner, Inc.	46,990	2,809,062
		10,340,128
TOTAL MEDIA		18,231,130
MULTILINE RETAIL - 4.4%
General Merchandise Stores - 4.4%
Dollar General Corp. (a)	34,161	1,779,446
Dollar Tree, Inc. (a)	27,033	1,285,689
		3,065,135
PROFESSIONAL SERVICES - 0.5%
Research & Consulting Services - 0.5%
Nielsen Holdings B.V.	9,720	336,506
SPECIALTY RETAIL - 33.1%
Apparel Retail - 9.3%
Abercrombie & Fitch Co. Class A	9,991	495,154
American Eagle Outfitters, Inc.	62,010	1,206,095
Ascena Retail Group, Inc. (a)	3,100	57,350
DSW, Inc. Class A	6,100	403,332
L Brands, Inc.	22,241	1,121,169
Ross Stores, Inc.	19,525	1,290,017
TJX Companies, Inc.	37,473	1,827,558
		6,400,675
Automotive Retail - 4.7%
AutoZone, Inc. (a)	1,900	777,271
CarMax, Inc. (a)	15,750	725,130
O'Reilly Automotive, Inc. (a)	16,341	1,753,716
		3,256,117
Home Improvement Retail - 5.7%
Home Depot, Inc.	18,445	1,352,941
Lowe's Companies, Inc.	67,601	2,597,230
		3,950,171
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Homefurnishing Retail - 3.5%
Bed Bath & Beyond, Inc. (a)	14,434	$ 993,059
Williams-Sonoma, Inc.	25,958	1,393,425
		2,386,484
Specialty Stores - 9.9%
Cabela's, Inc. Class A (a)	23,017	1,477,691
Dick's Sporting Goods, Inc.	19,763	950,600
Hibbett Sports, Inc. (a)	5,806	318,459
PetSmart, Inc.	19,689	1,343,577
Sally Beauty Holdings, Inc. (a)	33,800	1,016,028
Tractor Supply Co.	9,771	1,047,158
Ulta Salon, Cosmetics & Fragrance, Inc.	7,944	696,292
		6,849,805
TOTAL SPECIALTY RETAIL		22,843,252
TEXTILES, APPAREL & LUXURY GOODS - 9.7%
Apparel, Accessories & Luxury Goods - 5.6%
Coach, Inc.	14,950	879,957
Hanesbrands, Inc.	24,410	1,224,406
PVH Corp.	3,537	408,205
VF Corp.	7,632	1,360,175
		3,872,743
Footwear - 4.1%
NIKE, Inc. Class B	32,632	2,075,395

	Shares	Value
Steven Madden Ltd. (a)	6,800	$ 330,684
Wolverine World Wide, Inc.	9,200	439,484
		2,845,563
TOTAL TEXTILES, APPAREL & LUXURY GOODS		6,718,306
TOTAL COMMON STOCKS (Cost $53,968,340)		68,872,868
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 0.13% (b) (Cost $310,110)	310,110	310,110
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $54,278,450)		69,182,978
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(87,977)
NET ASSETS - 100%		$ 69,095,001
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 858
Fidelity Securities Lending Cash Central Fund	1,255
Total	$ 2,113
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $54,573,909. Net unrealized appreciation aggregated $14,609,069, of which $14,948,393 related to appreciated investment securities and $339,324 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2013

1.800329.109

ARE-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 2.5%
Health Care Facilities - 2.5%
Brookdale Senior Living, Inc. (a)	440,185	$ 11,352,371
Emeritus Corp. (a)	402,437	10,342,631
TOTAL HEALTH CARE FACILITIES		21,695,002
REAL ESTATE INVESTMENT TRUSTS - 93.1%
REITs - Apartments - 15.7%
Apartment Investment & Management Co. Class A	152,866	4,755,661
AvalonBay Communities, Inc.	121,282	16,135,357
Camden Property Trust (SBI)	429,374	31,060,915
Education Realty Trust, Inc.	1,459,976	16,045,136
Equity Residential (SBI)	385,712	22,394,439
Essex Property Trust, Inc.	172,203	27,044,481
Home Properties, Inc.	307,670	19,832,408
TOTAL REITS - APARTMENTS		137,268,397
REITs - Health Care Facilities - 13.0%
Aviv REIT, Inc.	29,600	760,424
HCP, Inc.	602,695	32,123,644
Health Care REIT, Inc.	210,769	15,801,352
Ventas, Inc.	808,320	64,366,522
TOTAL REITS - HEALTH CARE FACILITIES		113,051,942
REITs - Hotels - 5.1%
Chesapeake Lodging Trust	682,695	16,152,564
Host Hotels & Resorts, Inc.	892,634	16,308,423
Sunstone Hotel Investors, Inc. (a)	992,491	12,316,813
TOTAL REITS - HOTELS		44,777,800
REITs - Industrial Buildings - 16.1%
DuPont Fabros Technology, Inc.	387,400	9,739,236
First Industrial Realty Trust, Inc.	557,839	10,007,632
First Potomac Realty Trust	282,870	4,525,920
Prologis, Inc.	1,289,757	54,105,306
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Industrial Buildings - continued
Public Storage	372,194	$ 61,412,010
Terreno Realty Corp.	49,200	925,944
TOTAL REITS - INDUSTRIAL BUILDINGS		140,716,048
REITs - Malls - 16.6%
CBL & Associates Properties, Inc.	322,648	7,788,723
General Growth Properties, Inc.	1,079,000	24,514,880
Simon Property Group, Inc.	599,378	106,731,237
The Macerich Co.	85,693	6,002,795
TOTAL REITS - MALLS		145,037,635
REITs - Management/Investment - 1.4%
Coresite Realty Corp.	20,700	748,926
Equity Lifestyle Properties, Inc.	23,300	1,893,125
Retail Properties America, Inc.	369,250	5,653,218
Weyerhaeuser Co.	130,700	3,987,657
TOTAL REITS - MANAGEMENT/INVESTMENT		12,282,926
REITs - Mobile Home Parks - 0.7%
Sun Communities, Inc.	119,662	6,120,711
REITs - Office Buildings - 17.0%
Alexandria Real Estate Equities, Inc.	328,684	23,918,335
Boston Properties, Inc.	309,649	33,884,890
Cousins Properties, Inc.	986,200	10,769,304
Douglas Emmett, Inc.	670,400	17,544,368
Highwoods Properties, Inc. (SBI)	332,641	13,648,260
Piedmont Office Realty Trust, Inc. Class A	529,000	10,855,080
SL Green Realty Corp.	414,565	37,601,046
TOTAL REITS - OFFICE BUILDINGS		148,221,283
REITs - Shopping Centers - 7.5%
Acadia Realty Trust (SBI)	328,254	9,371,652
Cedar Shopping Centers, Inc.	737,973	4,730,407
Equity One, Inc.	787,895	20,083,444
Excel Trust, Inc.	101,325	1,543,180
Glimcher Realty Trust	1,244,964	15,611,849
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - continued
Kite Realty Group Trust	738,031	$ 4,871,005
Vornado Realty Trust	104,416	9,142,665
TOTAL REITS - SHOPPING CENTERS		65,354,202
TOTAL REAL ESTATE INVESTMENT TRUSTS		812,830,944
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
Real Estate Operating Companies - 1.0%
Forest City Enterprises, Inc. Class A (a)	477,467	8,914,309
Real Estate Services - 0.4%
CBRE Group, Inc. (a)	127,131	3,079,113
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		11,993,422
TOTAL COMMON STOCKS (Cost $640,895,314)		846,519,368
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.13% (b) (Cost $33,402,961)	33,402,961	33,402,961
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $674,298,275)		879,922,329
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(6,969,816)
NET ASSETS - 100%		$ 872,952,513
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,412
Fidelity Securities Lending Cash Central Fund	3,523
Total	$ 30,935
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $679,885,821. Net unrealized appreciation aggregated $200,036,508, of which $204,089,085 related to appreciated investment securities and $4,052,577 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Communications Equipment Fund

Class A
Class T
Class B
Class C
Institutional Class

April 30, 2013

1.800324.109

AFDC-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 85.8%
Communications Equipment - 85.8%
ADTRAN, Inc.	9,000	$ 189,000
ADVA AG Optical Networking (a)	8,228	39,540
Alcatel-Lucent SA sponsored ADR (a)	174,457	239,006
Anaren, Inc. (a)	3,000	70,230
Aruba Networks, Inc. (a)	1,240	27,888
Brocade Communications Systems, Inc. (a)	51,959	302,401
Cisco Systems, Inc.	87,924	1,839,370
Comtech Telecommunications Corp.	3,600	88,596
F5 Networks, Inc. (a)	4,165	318,331
Finisar Corp. (a)(d)	15,059	193,358
Harris Corp.	2,500	115,500
Infinera Corp. (a)	20,000	168,400
InterDigital, Inc.	1,700	75,497
JDS Uniphase Corp. (a)	2,300	31,050
Juniper Networks, Inc. (a)	29,788	492,991
Motorola Solutions, Inc.	5,347	305,848
NETGEAR, Inc. (a)	5,900	175,761
Nokia Corp. sponsored ADR (d)	35,105	118,655
Plantronics, Inc.	2,300	100,786
Polycom, Inc. (a)	29,799	312,890
QUALCOMM, Inc.	25,481	1,570,139
Radware Ltd. (a)	4,000	59,960
Research In Motion Ltd. (a)(d)	21,600	351,864
Riverbed Technology, Inc. (a)	14,658	217,818
Sonus Networks, Inc. (a)	43,900	92,190
Symmetricom, Inc. (a)	15,200	79,040
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	43,220	532,038
ViaSat, Inc. (a)	3,400	164,798
Wi-Lan, Inc.	16,800	66,370
		8,339,315
COMPUTERS & PERIPHERALS - 3.0%
Computer Hardware - 3.0%
Apple, Inc.	500	221,375
Super Micro Computer, Inc. (a)	7,100	68,302
		289,677
ELECTRONIC EQUIPMENT & COMPONENTS - 3.9%
Electronic Manufacturing Services - 3.3%
Fabrinet (a)	4,600	63,158
Flextronics International Ltd. (a)	13,800	98,670
TE Connectivity Ltd.	3,600	156,780
		318,608
Technology Distributors - 0.6%
Arrow Electronics, Inc. (a)	1,400	54,922
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		373,530

	Shares	Value
IT SERVICES - 1.8%
IT Consulting & Other Services - 1.8%
Amdocs Ltd.	4,900	$ 174,930
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
Semiconductors - 3.7%
Altera Corp.	4,100	131,241
Analog Devices, Inc.	1,800	79,182
Broadcom Corp. Class A	1,900	68,400
GSI Technology, Inc. (a)	6,500	40,560
Skyworks Solutions, Inc. (a)	1,900	41,933
		361,316
SOFTWARE - 0.9%
Application Software - 0.5%
BroadSoft, Inc. (a)	2,000	51,120
Systems Software - 0.4%
Allot Communications Ltd. (a)	3,500	39,620
TOTAL SOFTWARE		90,740
TOTAL COMMON STOCKS (Cost $9,579,623)		9,629,508
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.13% (b)	85,189	85,189
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	391,125	391,125
TOTAL MONEY MARKET FUNDS (Cost $476,314)		476,314
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $10,055,937)		10,105,822
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(386,644)
NET ASSETS - 100%		$ 9,719,178
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 527
Fidelity Securities Lending Cash Central Fund	10,170
Total	$ 10,697
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $10,192,292. Net unrealized depreciation aggregated $86,470, of which $1,045,923 related to appreciated investment securities and $1,132,393 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Utilities Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2013

1.800331.109

AFUG-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
ELECTRIC UTILITIES - 44.1%
Electric Utilities - 44.1%
American Electric Power Co., Inc.	352,115	$ 18,109,274
Duke Energy Corp.	386,991	29,101,725
Edison International	211,923	11,401,457
FirstEnergy Corp.	359,782	16,765,841
ITC Holdings Corp.	35,580	3,281,188
Northeast Utilities	134,987	6,118,961
OGE Energy Corp.	137,535	9,961,660
Southern Co.	232,200	11,199,006
		105,939,112
GAS UTILITIES - 3.8%
Gas Utilities - 3.8%
National Fuel Gas Co.	31,570	1,980,070
ONEOK, Inc.	104,734	5,379,138
Questar Corp.	68,652	1,743,074
		9,102,282
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 10.6%
Independent Power Producers & Energy Traders - 10.6%
Calpine Corp. (a)	247,790	5,384,477
NRG Energy, Inc.	339,675	9,466,742
The AES Corp.	765,667	10,612,145
		25,463,364
MULTI-UTILITIES - 30.5%
Multi-Utilities - 30.5%
Ameren Corp.	228,600	8,286,750
CenterPoint Energy, Inc.	537,919	13,275,841
Dominion Resources, Inc.	190,500	11,750,040
NiSource, Inc.	287,663	8,839,884
PG&E Corp.	358,244	17,353,339
Sempra Energy	165,853	13,740,921
		73,246,775
OIL, GAS & CONSUMABLE FUELS - 6.8%
Oil & Gas Storage & Transport - 6.8%
Cheniere Energy, Inc. (a)	102,889	2,930,279

	Shares	Value
Enbridge, Inc.	122,700	$ 5,838,739
Spectra Energy Corp.	110,176	3,473,849
TransCanada Corp.	80,900	4,010,270
		16,253,137
WATER UTILITIES - 3.3%
Water Utilities - 3.3%
American Water Works Co., Inc.	167,748	7,025,286
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	69,900	999,570
		8,024,856
TOTAL COMMON STOCKS (Cost $206,561,670)		238,029,526
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.13% (b) (Cost $3,281,967)	3,281,967	3,281,967
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $209,843,637)		241,311,493
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(1,210,410)
NET ASSETS - 100%		$ 240,101,083
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,820
Fidelity Securities Lending Cash Central Fund	2,138
Total	$ 5,958
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $210,001,895. Net unrealized appreciation aggregated $31,309,598, of which $31,410,714 related to appreciated investment securities and $101,116 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Health Care Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2013

1.800327.109

AFHC-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
BIOTECHNOLOGY - 33.9%
Biotechnology - 33.9%
Achillion Pharmaceuticals, Inc. (a)	313,000	$ 2,360,020
Acorda Therapeutics, Inc. (a)	40,845	1,616,237
Alexion Pharmaceuticals, Inc. (a)	168,636	16,526,328
Amgen, Inc.	490,000	51,062,899
Biogen Idec, Inc. (a)	28,383	6,213,890
BioMarin Pharmaceutical, Inc. (a)	130,697	8,573,723
Biovitrum AB (a)	330,900	2,108,635
Discovery Laboratories, Inc. (a)(d)	428,038	723,384
Dynavax Technologies Corp. (a)	394,000	925,900
Elan Corp. PLC sponsored ADR (a)	158,000	1,848,600
Genomic Health, Inc. (a)	68,700	2,085,732
Gilead Sciences, Inc. (a)	928,734	47,031,090
Grifols SA ADR	212,687	6,642,215
Infinity Pharmaceuticals, Inc. (a)	87,200	3,757,448
Insmed, Inc. (a)	53,900	493,724
Intercept Pharmaceuticals, Inc.	16,400	558,420
Lexicon Pharmaceuticals, Inc. (a)	724,111	1,433,740
Medivation, Inc. (a)	140,000	7,379,400
Merrimack Pharmaceuticals, Inc. (a)	88,673	436,271
Momenta Pharmaceuticals, Inc. (a)	120,500	1,484,560
Neurocrine Biosciences, Inc. (a)	247,018	2,850,588
NPS Pharmaceuticals, Inc. (a)	171,000	2,296,530
Onyx Pharmaceuticals, Inc. (a)	150,000	14,220,000
Puma Biotechnology, Inc. (a)	62,194	2,001,403
Regeneron Pharmaceuticals, Inc. (a)	62,829	13,517,031
Spectrum Pharmaceuticals, Inc. (d)	179,500	1,330,095
Synageva BioPharma Corp. (a)	25,302	1,307,860
Synta Pharmaceuticals Corp. (a)(d)	123,300	1,263,825
Targacept, Inc. (a)	196,415	905,473
Theravance, Inc. (a)(d)	163,566	5,520,353
ZIOPHARM Oncology, Inc. (a)(d)	404,100	678,888
		209,154,262
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc.	175,055	3,061,712
FOOD & STAPLES RETAILING - 2.4%
Drug Retail - 2.4%
CVS Caremark Corp.	174,846	10,172,540
Walgreen Co.	98,238	4,863,763
		15,036,303
HEALTH CARE EQUIPMENT & SUPPLIES - 9.3%
Health Care Equipment - 7.5%
Boston Scientific Corp. (a)	1,993,801	14,933,569
Cardiovascular Systems, Inc. (a)	87,020	1,493,263
CONMED Corp.	115,800	3,628,014
Covidien PLC	67,523	4,310,668
Genmark Diagnostics, Inc. (a)	11,000	171,050
HeartWare International, Inc. (a)	19,705	1,915,326

	Shares	Value
Insulet Corp. (a)	182,800	$ 4,613,872
Intuitive Surgical, Inc. (a)	7,500	3,692,175
Volcano Corp. (a)	197,200	4,001,188
Zeltiq Aesthetics, Inc. (a)	205,900	901,842
Zimmer Holdings, Inc.	88,400	6,758,180
		46,419,147
Health Care Supplies - 1.8%
Derma Sciences, Inc. (a)	190,000	2,297,100
The Cooper Companies, Inc.	80,550	8,892,720
		11,189,820
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		57,608,967
HEALTH CARE PROVIDERS & SERVICES - 16.4%
Health Care Distributors & Services - 3.6%
Amplifon SpA	245,163	1,262,412
McKesson Corp.	196,455	20,788,868
		22,051,280
Health Care Facilities - 2.6%
Brookdale Senior Living, Inc. (a)	91,200	2,352,048
Emeritus Corp. (a)	102,000	2,621,400
Hanger, Inc. (a)	61,265	1,861,843
HCA Holdings, Inc.	115,800	4,619,262
NMC Health PLC	341,800	1,645,899
Raffles Medical Group Ltd.	308,000	855,208
Ramsay Health Care Ltd.	67,936	2,253,032
		16,208,692
Health Care Services - 5.8%
BioScrip, Inc. (a)	333,900	4,627,854
Catamaran Corp. (a)	125,392	7,240,114
Express Scripts Holding Co. (a)	39,200	2,327,304
MEDNAX, Inc. (a)	121,800	10,807,314
Quest Diagnostics, Inc.	193,848	10,919,458
		35,922,044
Managed Health Care - 4.4%
Aetna, Inc.	28,400	1,631,296
CIGNA Corp.	137,600	9,104,992
Humana, Inc.	124,832	9,251,300
Qualicorp SA (a)	125,000	1,217,044
UnitedHealth Group, Inc.	97,637	5,851,385
		27,056,017
TOTAL HEALTH CARE PROVIDERS & SERVICES		101,238,033
HEALTH CARE TECHNOLOGY - 5.3%
Health Care Technology - 5.3%
athenahealth, Inc. (a)(d)	82,900	7,979,954
Cerner Corp. (a)	202,000	19,547,540
HealthStream, Inc. (a)	125,542	2,882,444
HMS Holdings Corp. (a)	101,300	2,553,773
		32,963,711
Common Stocks - continued
	Shares	Value
IT SERVICES - 1.0%
Data Processing & Outsourced Services - 1.0%
Maximus, Inc.	78,590	$ 6,262,837
LIFE SCIENCES TOOLS & SERVICES - 4.1%
Life Sciences Tools & Services - 4.1%
Agilent Technologies, Inc.	164,900	6,833,456
Bruker BioSciences Corp. (a)	98,800	1,755,676
Illumina, Inc. (a)(d)	257,940	16,686,139
		25,275,271
PERSONAL PRODUCTS - 0.8%
Personal Products - 0.8%
Prestige Brands Holdings, Inc. (a)	171,172	4,613,085
PHARMACEUTICALS - 25.4%
Pharmaceuticals - 25.4%
AbbVie, Inc.	133,899	6,166,049
Actavis, Inc. (a)	116,095	12,274,724
Bayer AG (d)	58,300	6,082,368
Cadence Pharmaceuticals, Inc. (a)	149,019	1,055,055
Eli Lilly & Co.	29,045	1,608,512
Endo Health Solutions, Inc. (a)	254,769	9,334,736
Hi-Tech Pharmacal Co., Inc.	57,395	1,897,479
Impax Laboratories, Inc. (a)	98,800	1,729,000
Ipca Laboratories Ltd.	36,732	347,786
Meda AB (A Shares)	196,400	2,345,509
Merck & Co., Inc.	656,780	30,868,660
Mylan, Inc. (a)	173,782	5,058,794
Optimer Pharmaceuticals, Inc. (a)(d)	176,054	2,718,274
Pacira Pharmaceuticals, Inc. (a)	58,000	1,674,460
Pfizer, Inc.	541,998	15,755,882
Salix Pharmaceuticals Ltd. (a)	73,700	3,853,773
Sanofi SA	156,785	16,950,903
Shire PLC sponsored ADR	58,900	5,515,396
The Medicines Company (a)	70,900	2,393,584
UCB SA	56,200	3,321,685
Valeant Pharmaceuticals International, Inc. (Canada) (a)	164,704	12,506,681
ViroPharma, Inc. (a)	290,352	7,912,092
Warner Chilcott PLC	392,900	5,649,902
		157,021,304
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
Real Estate Development - 0.4%
PT Lippo Karawaci Tbk	17,745,500	2,464,014
TOTAL COMMON STOCKS (Cost $462,226,869)		614,699,499
Convertible Preferred Stocks - 0.4%
	Shares	Value
HEALTH CARE TECHNOLOGY - 0.4%
Health Care Technology - 0.4%
Castlight Health, Inc. Series D (a)(e) (Cost $2,033,113)	336,800	$ 2,505,792
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.13% (b)	1,290,207	1,290,207
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	24,395,049	24,395,049
TOTAL MONEY MARKET FUNDS (Cost $25,685,256)		25,685,256
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $489,945,238)		642,890,547
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(24,876,393)
NET ASSETS - 100%		$ 618,014,154
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,505,792 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Castlight Health, Inc. Series D	4/25/12	$ 2,033,113
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,697
Fidelity Securities Lending Cash Central Fund	92,135
Total	$ 103,832
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 614,699,499	$ 597,748,596	$ 16,950,903	$ -
Convertible Preferred Stocks	2,505,792	-	-	2,505,792
Money Market Funds	25,685,256	25,685,256	-	-
Total Investments in Securities:	$ 642,890,547	$ 623,433,852	$ 16,950,903	$ 2,505,792
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $490,921,638. Net unrealized appreciation aggregated $151,968,909, of which $159,329,785 related to appreciated investment securities and $7,360,876 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Financial Services Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2013

1.800326.109

AFFS-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CAPITAL MARKETS - 21.0%
Asset Management & Custody Banks - 11.7%
A.F.P. Provida SA sponsored ADR	25,100	$ 2,610,400
Affiliated Managers Group, Inc. (a)	114	17,748
AllianceBernstein Holding LP	5,700	135,033
Ameriprise Financial, Inc.	200	14,906
Apollo Global Management LLC Class A	69,174	1,862,164
Ares Capital Corp.	68,316	1,240,619
Ashmore Group PLC	60,332	374,117
Bank of New York Mellon Corp.	456	12,868
BlackRock, Inc. Class A	506	134,849
Carlyle Group LP	13,900	451,472
Franklin Resources, Inc.	105	16,239
Invesco Ltd.	10,838	343,998
Janus Capital Group, Inc.	90,075	803,469
Legg Mason, Inc.	853	27,177
Northern Trust Corp.	207	11,161
Och-Ziff Capital Management Group LLC Class A	19,500	200,070
State Street Corp.	300	17,541
The Blackstone Group LP	300,565	6,176,611
		14,450,442
Diversified Capital Markets - 5.2%
Deutsche Bank AG	2,900	133,496
Deutsche Bank AG (NY Shares)	92,600	4,264,230
HFF, Inc.	8,500	178,075
UBS AG (NY Shares)	106,403	1,892,909
		6,468,710
Investment Banking & Brokerage - 4.1%
Charles Schwab Corp.	900	15,264
Evercore Partners, Inc. Class A	50,822	1,918,531
GFI Group, Inc.	320,278	1,284,315
Goldman Sachs Group, Inc.	2,209	322,669
Investment Technology Group, Inc. (a)	1,125	12,251
Lazard Ltd. Class A	35,837	1,214,874
Macquarie Group Ltd.	393	15,967
Monex Group, Inc.	32	14,438
Morgan Stanley	11,545	255,722
		5,054,031
TOTAL CAPITAL MARKETS		25,973,183
COMMERCIAL BANKS - 35.0%
Diversified Banks - 28.6%
Banco Bilbao Vizcaya Argentaria SA	93,300	908,235
Banco Bilbao Vizcaya Argentaria SA	2,248	21,819
Banco Bradesco SA (PN) sponsored ADR	753	12,492
Banco de Chile sponsored ADR	101	9,434
Banco Macro SA sponsored ADR (a)	900	14,346
Banco Santander Chile sponsored ADR	259	6,900
Banco Santander SA (Spain) sponsored ADR (d)	1,700	12,325
Banco Santander SA (Brasil) ADR	82,410	611,482

	Shares	Value
BanColombia SA sponsored ADR	29,585	$ 2,004,975
Bangkok Bank PCL (For. Reg.)	15,900	122,974
Bank of Baroda	5,117	66,621
Bank of the Philippine Islands (BPI)	15,110	37,725
Barclays PLC sponsored ADR (d)	336,516	6,050,558
BBVA Banco Frances SA sponsored ADR (a)	2,300	10,327
BNP Paribas SA	113,313	6,313,818
China CITIC Bank Corp. Ltd. (H Shares)	25,000	14,078
Comerica, Inc.	271,545	9,843,502
CorpBanca SA sponsored ADR (d)	550	11,264
Credicorp Ltd. (NY Shares)	128	19,276
Credit Agricole SA (a)	200	1,831
Criteria CaixaCorp SA (d)	29,274	108,371
Development Credit Bank Ltd. (a)	27,538	24,083
Grupo Financiero Banorte S.A.B. de CV Series O	53,300	401,913
Grupo Financiero Galicia SA sponsored ADR (a)(d)	1,800	10,134
Guaranty Trust Bank PLC GDR (Reg. S)	3,700	30,340
Hana Financial Group, Inc.	2,410	77,007
HDFC Bank Ltd. sponsored ADR	3,200	135,808
Hong Leong Bank Bhd	3,400	16,159
HSBC Holdings PLC sponsored ADR	200	10,972
ICICI Bank Ltd. sponsored ADR	31,823	1,489,953
Industrial & Commercial Bank of China Ltd. (H Shares)	6,000	4,222
Intesa Sanpaolo SpA	8,305	15,061
Itau Unibanco Holding SA sponsored ADR	619	10,418
KB Financial Group, Inc.	2,210	72,252
Malayan Banking Bhd	26,557	83,970
National Bank of Greece SA sponosored ADR (a)	138,700	124,969
Nordea Bank AB	1,200	14,377
PT Bank Bukopin Tbk	3,467,500	328,115
PT Bank Central Asia Tbk	13,500	14,927
Raiffeisen International Bank-Holding AG	900	31,759
Royal Bank of Scotland Group PLC (a)	29,232	139,490
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	1,100	14,146
Societe Generale Series A	79,400	2,883,926
Standard Chartered PLC (United Kingdom)	491	12,333
Swedbank AB (A Shares)	900	22,149
The Jammu & Kashmir Bank Ltd.	4,314	109,503
The Toronto-Dominion Bank	126	10,329
U.S. Bancorp	91,772	3,054,172
United Overseas Bank Ltd.	1,000	17,334
Wells Fargo & Co.	348	13,217
Yes Bank Ltd.	1,839	17,614
		35,393,005
Regional Banks - 6.4%
Alerus Financial Corp.	435	15,116
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
Bancorp New Jersey, Inc.	100	$ 1,270
BancorpSouth, Inc.	4,900	78,400
Bank of the Ozarks, Inc.	6,516	266,700
BankUnited, Inc.	500	12,675
BB&T Corp.	405	12,462
Boston Private Financial Holdings, Inc.	2,200	21,208
Bridge Capital Holdings (a)	48,490	706,984
Canadian Western Bank, Edmonton	400	11,300
Cascade Bancorp (a)	900	5,373
Citizens & Northern Corp.	520	10,067
City Holding Co.	500	19,090
City National Corp.	300	17,169
CNB Financial Corp., Pennsylvania	803	13,001
CoBiz, Inc.	128,200	1,097,392
Commerce Bancshares, Inc.	5,200	208,572
Fifth Third Bancorp	16,740	285,082
First Business Finance Services, Inc.	500	13,760
First Commonwealth Financial Corp.	15,322	109,552
First Interstate Bancsystem, Inc.	31,582	641,746
First Midwest Bancorp, Inc., Delaware	1,200	15,060
First Republic Bank	2,681	101,824
FirstMerit Corp.	800	13,704
FNB Corp., Pennsylvania	1,100	12,529
Glacier Bancorp, Inc.	924	17,048
Huntington Bancshares, Inc.	16,368	117,359
NBT Bancorp, Inc.	200	4,050
Northrim Bancorp, Inc.	1,469	31,995
Pacific Continental Corp.	19,828	221,677
PNC Financial Services Group, Inc.	12,609	855,899
PrivateBancorp, Inc.	900	17,262
PT Bank Tabungan Negara Tbk	1,052,000	161,222
Regions Financial Corp.	175,836	1,492,848
Sandy Spring Bancorp, Inc.	200	4,096
SCBT Financial Corp.	500	23,885
Spar Nord Bank A/S (a)	500	3,215
SunTrust Banks, Inc.	10,600	310,050
Susquehanna Bancshares, Inc.	33,214	387,607
SVB Financial Group (a)	312	22,186
Texas Capital Bancshares, Inc. (a)	200	8,332
Trustmark Corp.	2,575	63,216
UMB Financial Corp.	1,200	60,408
Valley National Bancorp (d)	1,053	9,466
Virginia Commerce Bancorp, Inc. (a)	2,000	26,880
Washington Trust Bancorp, Inc.	5,644	150,977
Webster Financial Corp.	4,400	102,828
Westamerica Bancorp.	100	4,339

	Shares	Value
Western Alliance Bancorp. (a)	852	$ 12,533
Zions Bancorporation	5,000	123,100
		7,922,514
TOTAL COMMERCIAL BANKS		43,315,519
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
Intrum Justitia AB	1,000	20,599
CONSTRUCTION MATERIALS - 0.1%
Construction Materials - 0.1%
Headwaters, Inc. (a)	4,700	51,042
CONSUMER FINANCE - 2.6%
Consumer Finance - 2.6%
American Express Co.	223	15,255
Capital One Financial Corp.	32,102	1,854,854
DFC Global Corp. (a)	2,000	27,000
Discover Financial Services	14,000	612,360
EZCORP, Inc. (non-vtg.) Class A (a)	14,666	247,855
First Cash Financial Services, Inc. (a)	3,390	174,483
Green Dot Corp. Class A (a)	1,900	29,849
International Personal Finance PLC	176	1,394
Nelnet, Inc. Class A	700	23,800
Netspend Holdings, Inc. (a)	1,331	21,243
PT Clipan Finance Indonesia Tbk	338,000	15,470
Regional Management Corp. (a)	9,500	205,960
SLM Corp.	665	13,732
		3,243,255
DIVERSIFIED CONSUMER SERVICES - 0.0%
Specialized Consumer Services - 0.0%
Sotheby's Class A (Ltd. vtg.)	350	12,418
DIVERSIFIED FINANCIAL SERVICES - 16.0%
Other Diversified Financial Services - 13.8%
Bank of America Corp.	498,056	6,131,069
BTG Pactual Participations Ltd. unit	14,485	238,696
Challenger Ltd.	71,751	312,414
Citigroup, Inc.	137,165	6,400,119
JPMorgan Chase & Co.	81,185	3,978,877
		17,061,175
Specialized Finance - 2.2%
BM&F Bovespa SA	1,900	13,191
CBOE Holdings, Inc.	52,575	1,973,140
CME Group, Inc.	184	11,198
IntercontinentalExchange, Inc. (a)	84	13,686
MarketAxess Holdings, Inc.	900	38,088
McGraw-Hill Companies, Inc.	11,600	627,676
Moody's Corp.	231	14,056
NYSE Euronext	300	11,643
Common Stocks - continued
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - CONTINUED
Specialized Finance - continued
PHH Corp. (a)	522	$ 11,004
The NASDAQ Stock Market, Inc.	361	10,642
		2,724,324
TOTAL DIVERSIFIED FINANCIAL SERVICES		19,785,499
ENERGY EQUIPMENT & SERVICES - 0.0%
Oil & Gas Equipment & Services - 0.0%
SBM Offshore NV (a)	1,200	19,312
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Las Vegas Sands Corp.	227	12,769
MGM Mirage, Inc. (a)	915	12,920
Wynn Resorts Ltd.	71	9,748
		35,437
Hotels, Resorts & Cruise Lines - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	200	12,904
TOTAL HOTELS, RESTAURANTS & LEISURE		48,341
HOUSEHOLD DURABLES - 0.0%
Homebuilding - 0.0%
M.D.C. Holdings, Inc.	400	15,040
PulteGroup, Inc. (a)	1,400	29,386
		44,426
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Keppel Corp. Ltd.	1,000	8,695
INSURANCE - 4.1%
Insurance Brokers - 0.4%
Aon PLC	300	18,105
Brasil Insurance Participacoes e Administracao SA	23,000	244,053
Marsh & McLennan Companies, Inc.	6,300	239,463
		501,621
Life & Health Insurance - 0.9%
AFLAC, Inc.	204	11,106
AIA Group Ltd.	49,800	221,079
Citizens, Inc. Class A (a)	2,100	13,734
Delta Lloyd NV	831	15,923
FBL Financial Group, Inc. Class A	200	7,862
Lincoln National Corp.	400	13,604
MetLife, Inc.	16,226	632,652
Phoenix Companies, Inc. (a)	285	8,296
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	3,000	23,756
Prudential Financial, Inc.	157	9,486
Resolution Ltd.	2,800	11,478

	Shares	Value
StanCorp Financial Group, Inc.	300	$ 12,954
Symetra Financial Corp.	1,100	14,993
Torchmark Corp.	300	18,621
Unum Group	600	16,734
		1,032,278
Multi-Line Insurance - 0.6%
American International Group, Inc. (a)	330	13,669
Assurant, Inc.	8,329	395,961
Fairfax Financial Holdings Ltd. (sub. vtg.)	100	40,116
Genworth Financial, Inc. Class A (a)	1,850	18,556
Hartford Financial Services Group, Inc.	3,600	101,124
Loews Corp.	1,900	84,873
Porto Seguro SA	8,100	100,483
		754,782
Property & Casualty Insurance - 1.7%
ACE Ltd.	6,549	583,778
Allied World Assurance Co. Holdings Ltd.	2,000	181,620
Allstate Corp.	300	14,778
Arch Capital Group Ltd. (a)	8,300	440,398
Axis Capital Holdings Ltd.	5,400	241,002
Berkshire Hathaway, Inc. Class B (a)	149	15,842
CNA Financial Corp.	3,118	105,108
Erie Indemnity Co. Class A	363	28,884
Fidelity National Financial, Inc. Class A	418	11,223
Hanover Insurance Group, Inc.	1,700	85,731
The Travelers Companies, Inc.	192	16,399
W.R. Berkley Corp.	2,500	108,550
XL Group PLC Class A	10,044	312,770
		2,146,083
Reinsurance - 0.5%
Everest Re Group Ltd.	100	13,499
Montpelier Re Holdings Ltd.	4,000	103,040
Platinum Underwriters Holdings Ltd.	3,400	192,950
RenaissanceRe Holdings Ltd.	133	12,487
Swiss Re Ltd.	162	12,884
Validus Holdings Ltd.	8,000	308,880
		643,740
TOTAL INSURANCE		5,078,504
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
eBay, Inc. (a)	309	16,189
IT SERVICES - 5.3%
Data Processing & Outsourced Services - 5.0%
Alliance Data Systems Corp. (a)	43	7,386
Cielo SA	456	12,027
Fidelity National Information Services, Inc.	600	25,230
Fiserv, Inc. (a)	233	21,229
Global Cash Access Holdings, Inc. (a)	9,300	66,309
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Data Processing & Outsourced Services - continued
Global Payments, Inc.	40,055	$ 1,858,552
Jack Henry & Associates, Inc.	2,810	130,384
Lender Processing Services, Inc.	100	2,774
Total System Services, Inc.	24,566	580,249
Vantiv, Inc. (a)	26,400	594,792
VeriFone Systems, Inc. (a)	133,441	2,866,313
Visa, Inc. Class A	100	16,846
		6,182,091
IT Consulting & Other Services - 0.3%
Accenture PLC Class A	200	16,288
Cognizant Technology Solutions Corp. Class A (a)	4,949	320,695
		336,983
TOTAL IT SERVICES		6,519,074
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Middleby Corp. (a)	500	74,790
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Equifax, Inc.	370	22,644
IHS, Inc. Class A (a)	75	7,307
		29,951
REAL ESTATE INVESTMENT TRUSTS - 10.9%
Diversified REITs - 0.6%
American Assets Trust, Inc.	4,100	138,416
Duke Realty LP	15,800	278,712
First Potomac Realty Trust	700	11,200
Lexington Corporate Properties Trust	26,201	335,635
Vornado Realty Trust	200	17,512
		781,475
Industrial REITs - 0.0%
DCT Industrial Trust, Inc.	400	3,132
Prologis, Inc.	294	12,333
Stag Industrial, Inc.	1,100	24,244
		39,709
Mortgage REITs - 0.9%
American Capital Agency Corp.	22,450	747,810
American Capital Mortgage Investment Corp.	1,200	31,872
Invesco Mortgage Capital, Inc.	600	12,840
PennyMac Mortgage Investment Trust	700	17,675
Two Harbors Investment Corp.	23,300	279,134
		1,089,331
Office REITs - 1.6%
BioMed Realty Trust, Inc.	5,700	128,307
Boston Properties, Inc.	134	14,664

	Shares	Value
Corporate Office Properties Trust (SBI)	3,900	$ 113,061
CyrusOne, Inc.	10,100	242,299
Douglas Emmett, Inc.	29,112	761,861
Highwoods Properties, Inc. (SBI)	13,080	536,672
K-REIT Asia	200	245
Kilroy Realty Corp.	2,800	158,452
MPG Office Trust, Inc. (a)	5,300	16,536
SL Green Realty Corp.	100	9,070
		1,981,167
Residential REITs - 1.3%
American Campus Communities, Inc.	6,049	270,027
Apartment Investment & Management Co. Class A	4,641	144,382
BRE Properties, Inc.	500	25,240
Camden Property Trust (SBI)	7,350	531,699
Campus Crest Communities, Inc.	1,100	15,026
Colonial Properties Trust (SBI)	5,300	123,013
Equity Residential (SBI)	200	11,612
Home Properties, Inc.	5,800	373,868
Silver Bay Realty Trust Corp. (d)	1,137	21,694
UDR, Inc.	548	13,470
		1,530,031
Retail REITs - 0.4%
Federal Realty Investment Trust (SBI)	103	12,052
Glimcher Realty Trust	400	5,016
Kimco Realty Corp.	700	16,646
Realty Income Corp.	8,050	410,309
Simon Property Group, Inc.	38	6,767
Urstadt Biddle Properties, Inc. Class A	1,300	28,951
		479,741
Specialized REITs - 6.1%
American Tower Corp.	100	8,399
Big Yellow Group PLC	795,776	4,987,739
CubeSmart	1,000	17,570
DiamondRock Hospitality Co.	9,400	93,812
HCP, Inc.	2,217	118,166
Health Care REIT, Inc.	280	20,992
Host Hotels & Resorts, Inc.	1,600	29,232
National Health Investors, Inc.	3,900	258,336
Plum Creek Timber Co., Inc.	600	30,924
Potlatch Corp.	3,900	184,665
Public Storage	105	17,325
Rayonier, Inc.	6,300	374,346
Sovran Self Storage, Inc.	400	27,440
Strategic Hotel & Resorts, Inc. (a)	139,684	1,127,250
Sunstone Hotel Investors, Inc. (a)	13,600	168,776
Ventas, Inc.	195	15,528
Weyerhaeuser Co.	3,500	106,785
		7,587,285
TOTAL REAL ESTATE INVESTMENT TRUSTS		13,488,739
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.3%
Diversified Real Estate Activities - 1.1%
Countrywide PLC	2,100	$ 15,193
Tejon Ranch Co. (a)	5,564	162,358
The St. Joe Co. (a)(d)	61,471	1,202,987
		1,380,538
Real Estate Development - 0.0%
Bukit Sembawang Estates Ltd.	4,000	23,155
Real Estate Operating Companies - 0.1%
BR Malls Participacoes SA	700	8,257
Castellum AB	927	13,874
Forest City Enterprises, Inc. Class A (a)	6,300	117,621
Thomas Properties Group, Inc.	2,262	11,514
		151,266
Real Estate Services - 0.1%
CBRE Group, Inc. (a)	487	11,795
Jones Lang LaSalle, Inc.	116	11,486
Kennedy-Wilson Holdings, Inc.	2,000	33,260
		56,541
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		1,611,500
SOFTWARE - 0.0%
Application Software - 0.0%
EPIQ Systems, Inc.	500	6,985
Fair Isaac Corp.	100	4,658
		11,643
SPECIALTY RETAIL - 0.0%
Home Improvement Retail - 0.0%
Home Depot, Inc.	300	22,005
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
Brookline Bancorp, Inc., Delaware	800	6,720
Cape Bancorp, Inc.	1,400	12,614
Cheviot Financial Corp.	4,910	56,416
Eagle Bancorp Montana, Inc.	300	3,228
Fannie Mae (a)	9,700	8,022
Hudson City Bancorp, Inc.	800	6,648
People's United Financial, Inc.	1,100	14,476
		108,124
TOTAL COMMON STOCKS (Cost $109,854,801)		119,482,808
Nonconvertible Preferred Stocks - 0.3%
	Shares	Value
COMMERCIAL BANKS - 0.3%
Diversified Banks - 0.1%
Banco ABC Brasil SA	7,685	$ 60,381
Banco Pine SA	17,128	118,481
		178,862
Regional Banks - 0.2%
Banco Daycoval SA (PN)	11,300	59,416
Texas Capital Bancshares, Inc. 6.50%	5,500	140,140
		199,556
TOTAL COMMERCIAL BANKS		378,418
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $366,193)		378,418
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.13% (b)	5,667,409	5,667,409
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	409,808	409,808
TOTAL MONEY MARKET FUNDS (Cost $6,077,217)		6,077,217
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $116,298,211)		125,938,443
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(2,049,351)
NET ASSETS - 100%		$ 123,889,092
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,440
Fidelity Securities Lending Cash Central Fund	8,439
Total	$ 11,879
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 119,482,808	$ 118,197,283	$ 1,285,525	$ -
Nonconvertible Preferred Stocks	378,418	378,418	-	-
Money Market Funds	6,077,217	6,077,217	-	-
Total Investments in Securities:	$ 125,938,443	$ 124,652,918	$ 1,285,525	$ -
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $117,850,468. Net unrealized appreciation aggregated $8,087,975, of which $11,350,868 related to appreciated investment securities and $3,262,893 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Technology Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2013

1.800330.109

AFTF-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
DigitalGlobe, Inc. (a)	236	$ 6,889
AUTOMOBILES - 0.1%
Automobile Manufacturers - 0.1%
Tesla Motors, Inc. (a)	12,300	664,077
CHEMICALS - 0.2%
Specialty Chemicals - 0.2%
JSR Corp.	13,100	301,563
Nitto Denko Corp.	17,000	1,116,892
		1,418,455
COMMUNICATIONS EQUIPMENT - 14.3%
Communications Equipment - 14.3%
AAC Acoustic Technology Holdings, Inc.	16,500	80,478
ADTRAN, Inc.	30,586	642,306
ADVA AG Optical Networking (a)	92,560	444,802
Alcatel-Lucent SA (a)(d)	535,653	737,731
Alcatel-Lucent SA sponsored ADR (a)	526,688	721,563
Aruba Networks, Inc. (a)(d)	118,242	2,659,263
Brocade Communications Systems, Inc. (a)	71,400	415,548
Ciena Corp. (a)	168,562	2,521,688
Cisco Systems, Inc.	552,300	11,554,116
Comba Telecom Systems Holdings Ltd.	66,000	22,538
F5 Networks, Inc. (a)	241,960	18,493,003
Finisar Corp. (a)	338,501	4,346,353
HTC Corp.	10,000	102,069
Infinera Corp. (a)	330,885	2,786,052
JDS Uniphase Corp. (a)	83,615	1,128,803
Juniper Networks, Inc. (a)	1,184,655	19,606,040
Motorola Solutions, Inc.	1,318	75,390
Palo Alto Networks, Inc.	7,532	407,481
Polycom, Inc. (a)	119	1,250
QUALCOMM, Inc.	489,314	30,151,529
Radware Ltd. (a)	78,548	1,177,435
Research In Motion Ltd. (a)	300	4,887
Riverbed Technology, Inc. (a)	470	6,984
Sandvine Corp. (U.K.) (a)	1,305,800	2,657,095
SerComm Corp.	273,000	378,627
Sonus Networks, Inc. (a)	1,950,454	4,095,953
Spirent Communications PLC	115,600	234,335
Telefonaktiebolaget LM Ericsson:
(B Shares)	31,000	385,528
(B Shares) sponsored ADR	181,347	2,232,382
ZTE Corp. (H Shares)	220,800	372,166
		108,443,395
COMPUTERS & PERIPHERALS - 14.3%
Computer Hardware - 11.1%
3D Systems Corp. (a)(d)	24,038	919,213
Advantech Co. Ltd.	674,000	3,222,584
Apple, Inc.	151,615	67,127,541

	Shares	Value
Hewlett-Packard Co.	590	$ 12,154
Lenovo Group Ltd.	9,872,000	9,019,475
Quanta Computer, Inc.	41,000	84,808
Stratasys Ltd. (a)	16,335	1,356,622
Toshiba Corp.	414,000	2,282,868
Wistron Corp.	81,200	82,467
		84,107,732
Computer Storage & Peripherals - 3.2%
ADLINK Technology, Inc.	2,300	2,480
Catcher Technology Co. Ltd.	402,000	2,037,945
Chicony Electronics Co. Ltd.	723,000	2,123,154
EMC Corp. (a)	413,983	9,285,639
Fusion-io, Inc. (a)	54,800	1,029,144
Gemalto NV	940	76,801
NetApp, Inc. (a)	2,395	83,562
SanDisk Corp. (a)	177,199	9,292,316
Synaptics, Inc. (a)	181	7,463
Wacom Co. Ltd.	160	733,343
		24,671,847
TOTAL COMPUTERS & PERIPHERALS		108,779,579
DIVERSIFIED CONSUMER SERVICES - 0.0%
Education Services - 0.0%
Educomp Solutions Ltd.	16,123	19,341
New Oriental Education & Technology Group, Inc. sponsored ADR	3,974	76,023
		95,364
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Dynapack International Technology Corp.	14,000	48,661
TECO Electric & Machinery Co. Ltd.	471,000	443,210
		491,871
ELECTRONIC EQUIPMENT & COMPONENTS - 4.5%
Electronic Components - 1.5%
Aeroflex Holding Corp. (a)	13,464	100,172
Amphenol Corp. Class A	29,208	2,205,788
AU Optronics Corp. (a)	9,000	4,245
Delta Electronics, Inc.	186,000	892,472
InvenSense, Inc. (a)	123,737	1,153,229
Ledlink Optics, Inc.	379,000	1,130,960
Omron Corp.	33,300	1,051,943
Tong Hsing Electronics Industries Ltd.	585,000	2,578,840
TXC Corp.	253,000	394,642
Universal Display Corp. (a)(d)	36,492	1,147,308
Yaskawa Electric Corp.	73,000	893,206
		11,552,805
Electronic Equipment & Instruments - 0.9%
Chroma ATE, Inc.	358,683	769,910
FEI Co.	3,300	210,804
Hitachi High-Technologies Corp.	8,000	199,850
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Equipment & Instruments - continued
Keyence Corp.	6,050	$ 1,919,944
National Instruments Corp.	74,993	2,049,559
RealD, Inc. (a)(d)	12,949	193,847
Test Research, Inc.	19,214	31,730
TPK Holding Co. Ltd.	23,000	467,175
TPK Holding Co. Ltd. GDR (Reg. S)	51,469	1,045,437
		6,888,256
Electronic Manufacturing Services - 1.3%
Benchmark Electronics, Inc. (a)	1,200	21,408
Fabrinet (a)	6,300	86,499
IPG Photonics Corp. (d)	2,200	140,096
Jabil Circuit, Inc.	66,537	1,184,359
Ju Teng International Holdings Ltd.	1,292,000	840,783
KEMET Corp. (a)	1,417	8,828
TE Connectivity Ltd.	112,985	4,920,497
Trimble Navigation Ltd. (a)	79,097	2,273,248
		9,475,718
Technology Distributors - 0.8%
Arrow Electronics, Inc. (a)	53	2,079
Digital China Holdings Ltd. (H Shares)	3,843,000	4,843,275
Redington India Ltd.	57,478	84,528
VST Holdings Ltd.	980,000	262,675
WPG Holding Co. Ltd.	686,975	828,144
WT Microelectronics Co. Ltd.	17,509	20,899
		6,041,600
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		33,958,379
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Biosensors International Group Ltd. (a)	835,000	813,510
HEALTH CARE TECHNOLOGY - 0.7%
Health Care Technology - 0.7%
athenahealth, Inc. (a)	7,866	757,181
Cerner Corp. (a)	24,677	2,387,993
So-net M3, Inc.	791	1,789,096
		4,934,270
HOUSEHOLD DURABLES - 0.6%
Consumer Electronics - 0.6%
Alpine Electronics, Inc.	208,000	2,122,958
Sony Corp. sponsored ADR (d)	133,400	2,191,762
		4,314,720
Household Appliances - 0.0%
Haier Electronics Group Co. Ltd.	17,000	30,363
TOTAL HOUSEHOLD DURABLES		4,345,083

	Shares	Value
HOUSEHOLD PRODUCTS - 0.0%
Household Products - 0.0%
NVC Lighting Holdings Ltd.	180,000	$ 44,071
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Samsung Techwin Co. Ltd.	196	12,188
INTERNET & CATALOG RETAIL - 0.6%
Internet Retail - 0.6%
Amazon.com, Inc. (a)	7,102	1,802,559
E-Commerce China Dangdang, Inc. ADR (a)	260	998
Expedia, Inc.	29	1,619
Groupon, Inc. Class A (a)(d)	134,300	819,230
Netflix, Inc. (a)	2,300	496,961
priceline.com, Inc. (a)	569	396,018
Rakuten, Inc.	41,400	441,587
Start Today Co. Ltd.	48,200	729,778
TripAdvisor, Inc. (a)	2,394	125,877
		4,814,627
INTERNET SOFTWARE & SERVICES - 17.8%
Internet Software & Services - 17.8%
Active Network, Inc. (a)	64,340	323,630
Akamai Technologies, Inc. (a)	1,994	87,557
Angie's List, Inc. (a)	74,139	1,797,129
Baidu.com, Inc. sponsored ADR (a)	51	4,378
Bankrate, Inc. (a)	26,500	357,220
Bazaarvoice, Inc. (a)	2,800	20,300
Cornerstone OnDemand, Inc. (a)	101,457	3,680,860
DealerTrack Holdings, Inc. (a)	31,770	884,795
Demandware, Inc. (a)	49,714	1,357,192
E2open, Inc.	37,900	538,559
eBay, Inc. (a)	321,900	16,864,341
ExactTarget, Inc. (a)	129,500	2,535,610
Facebook, Inc. Class A	14,258	395,802
Google, Inc. Class A (a)	84,791	69,916,111
INFO Edge India Ltd.	35,836	235,402
IntraLinks Holdings, Inc. (a)	127,914	731,668
Kakaku.com, Inc.	16,600	429,142
Keynote Systems, Inc.	26,095	292,525
LinkedIn Corp. (a)	49,940	9,592,975
LogMeIn, Inc. (a)	6,996	157,970
Mail.Ru Group Ltd. GDR (e)	1,800	48,600
MercadoLibre, Inc.	134	13,479
Millennial Media, Inc. (a)	141,724	982,147
NHN Corp.	286	76,848
Open Text Corp.	100	6,534
PChome Online, Inc.	79,000	357,630
Qihoo 360 Technology Co. Ltd. ADR (a)	300	10,290
Rackspace Hosting, Inc. (a)	7,204	347,233
Renren, Inc. ADR (a)	5,900	16,520
Responsys, Inc. (a)	248,552	1,931,249
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
SciQuest, Inc. (a)	95,327	$ 2,179,175
SINA Corp. (a)	56,489	3,181,460
SouFun Holdings Ltd. ADR	157	4,018
Tencent Holdings Ltd.	144,600	4,960,280
Velti PLC (a)	10,736	21,472
VeriSign, Inc. (a)	8,430	388,370
Vocus, Inc. (a)	117,715	989,983
Web.com Group, Inc. (a)	500	8,700
XO Group, Inc. (a)	5,200	58,552
Yahoo!, Inc. (a)	354,411	8,764,584
Yandex NV (a)	16,576	426,666
YouKu.com, Inc. ADR (a)	404	8,185
		134,985,141
IT SERVICES - 10.7%
Data Processing & Outsourced Services - 9.3%
Automatic Data Processing, Inc.	1,366	91,986
EVERTEC, Inc.	10,100	202,505
Fidelity National Information Services, Inc.	301,254	12,667,731
Fiserv, Inc. (a)	21,412	1,950,847
FleetCor Technologies, Inc. (a)	10,106	777,151
Global Payments, Inc.	97,600	4,528,640
Jack Henry & Associates, Inc.	20,492	950,829
MasterCard, Inc. Class A	28,485	15,750,211
Paychex, Inc.	54,004	1,966,286
Syntel, Inc.	1,100	69,487
The Western Union Co.	127,648	1,890,467
Total System Services, Inc.	182,055	4,300,139
VeriFone Systems, Inc. (a)	44	945
Visa, Inc. Class A	149,174	25,129,852
		70,277,076
IT Consulting & Other Services - 1.4%
Accenture PLC Class A	55,674	4,534,091
Bit-isle, Inc.	1,600	22,841
Camelot Information Systems, Inc. ADR (a)	145	251
ChinaSoft International Ltd. (a)	20,000	4,948
Cognizant Technology Solutions Corp. Class A (a)	53,438	3,462,782
EPAM Systems, Inc. (a)	44,400	954,600
IBM Corp.	375	75,953
InterXion Holding N.V. (a)	10,000	250,300
Pactera Technology International Ltd. ADR	94,096	478,949
ServiceSource International, Inc. (a)	82,288	526,643
Teradata Corp. (a)	1,246	63,633
Virtusa Corp. (a)	16,100	357,581
		10,732,572
TOTAL IT SERVICES		81,009,648

	Shares	Value
LEISURE EQUIPMENT & PRODUCTS - 0.1%
Photographic Products - 0.1%
Sunny Optical Technology Group Co. Ltd.	401,000	$ 532,245
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)(d)	1,406	90,954
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	27,300	520,611
		611,565
MACHINERY - 0.4%
Industrial Machinery - 0.4%
Airtac International Group	74,000	392,709
Fanuc Corp.	12,200	1,841,616
Mirle Automation Corp.	95,738	66,390
Nippon Thompson Co. Ltd.	33,000	164,757
Shin Zu Shing Co. Ltd.	154,000	394,269
		2,859,741
MEDIA - 0.3%
Advertising - 0.2%
Dentsu, Inc.	200	6,953
Focus Media Holding Ltd. ADR	45,341	1,236,449
ReachLocal, Inc. (a)	1,558	25,972
		1,269,374
Cable & Satellite - 0.0%
DIRECTV (a)	190	10,746
Movies & Entertainment - 0.1%
IMAX Corp. (a)	29,830	761,560
TOTAL MEDIA		2,041,680
OFFICE ELECTRONICS - 0.0%
Office Electronics - 0.0%
Xerox Corp.	8,333	71,497
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
China Medical System Holdings Ltd.	1,099,250	1,077,981
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Acacia Research Corp.	8,600	204,852
IHS, Inc. Class A (a)	850	82,816
		287,668
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Specialized REITs - 0.3%
American Tower Corp.	23,979	2,013,996
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.8%
Semiconductor Equipment - 1.3%
Advanced Energy Industries, Inc. (a)	5,757	97,754
Aixtron AG	44,100	632,166
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductor Equipment - continued
Aixtron AG sponsored ADR (d)	11,900	$ 170,884
Amkor Technology, Inc. (a)(d)	1,594	6,743
Applied Materials, Inc.	5,944	86,247
ASM International NV (depositary receipt)	2,330	78,008
ASML Holding NV (d)	1,206	89,690
Dainippon Screen Manufacturing Co. Ltd.	87,000	448,731
Entegris, Inc. (a)	79,708	755,632
GCL-Poly Energy Holdings Ltd.	4,354,000	880,882
GT Advanced Technologies, Inc. (a)(d)	125,574	493,506
ICD Co. Ltd. (a)	5,573	71,078
Lam Research Corp. (a)	1,989	91,932
Rubicon Technology, Inc. (a)(d)	143,652	1,064,461
Teradyne, Inc. (a)	4,232	69,574
Tessera Technologies, Inc.	134,614	2,742,087
Ultratech, Inc. (a)	69,227	2,040,120
Veeco Instruments, Inc. (a)(d)	11,800	449,226
		10,268,721
Semiconductors - 9.5%
Advanced Micro Devices, Inc. (a)(d)	1,157	3,263
Alpha & Omega Semiconductor Ltd. (a)	8,432	61,048
Altera Corp.	420,576	13,462,638
Analog Devices, Inc.	8,958	394,062
Applied Micro Circuits Corp. (a)	157,393	1,174,152
ARM Holdings PLC sponsored ADR	19	888
Atmel Corp. (a)	11,952	77,329
Avago Technologies Ltd.	205	6,552
Broadcom Corp. Class A	2,304	82,944
Canadian Solar, Inc. (a)	32	180
Cavium, Inc. (a)	132,590	4,169,956
Chipbond Technology Corp.	248,000	630,722
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	66,837	984,509
Cirrus Logic, Inc. (a)	3,406	65,770
Cree, Inc. (a)	51,787	2,929,591
Cypress Semiconductor Corp.	205,929	2,077,824
Dialog Semiconductor PLC (a)	3,866	45,924
Diodes, Inc. (a)	370	7,496
Fairchild Semiconductor International, Inc. (a)	565	7,289
Freescale Semiconductor Holdings I Ltd. (a)	47,858	740,842
Hittite Microwave Corp. (a)	147	8,248
Infineon Technologies AG	1,000	7,895
Inotera Memories, Inc. (a)	9,575,000	3,766,362
Inphi Corp. (a)	126,857	1,193,724
International Rectifier Corp. (a)	9,649	204,655
Intersil Corp. Class A	23,794	184,641
JA Solar Holdings Co. Ltd. ADR (a)(d)	8,186	41,257
Linear Technology Corp.	185	6,753

	Shares	Value
LSI Corp. (a)	116,195	$ 759,915
MagnaChip Semiconductor Corp. (a)	64	1,027
Marvell Technology Group Ltd.	566	6,090
MediaTek, Inc.	1,522	18,580
Mellanox Technologies Ltd. (a)	31,900	1,626,262
Micron Technology, Inc. (a)	805,258	7,585,530
Microsemi Corp. (a)	4,100	85,280
Mindspeed Technologies, Inc. (a)(d)	161,476	369,780
Monolithic Power Systems, Inc.	121,798	2,937,768
MStar Semiconductor, Inc.	56,000	478,535
Novatek Microelectronics Corp.	257,000	1,254,934
NVIDIA Corp.	6,070	83,584
NXP Semiconductors NV (a)	51,933	1,430,754
O2Micro International Ltd. sponsored ADR (a)	14,600	49,932
Omnivision Technologies, Inc. (a)	214,777	2,880,160
ON Semiconductor Corp. (a)	408,226	3,208,656
Phison Electronics Corp.	101,000	796,287
PMC-Sierra, Inc. (a)	212,399	1,223,418
Power Integrations, Inc.	4,924	203,903
Radiant Opto-Electronics Corp.	2,550	10,376
Rambus, Inc. (a)	156,707	1,090,681
RDA Microelectronics, Inc. sponsored ADR	15,172	144,741
RF Micro Devices, Inc. (a)	189,111	1,060,913
Samsung Electronics Co. Ltd.	2	2,760
Semtech Corp. (a)	24,103	772,983
Silicon Laboratories, Inc. (a)	1,700	67,507
Silicon Motion Technology Corp. sponsored ADR	66	719
Siliconware Precision Industries Co. Ltd. sponsored ADR	53,700	327,033
SK Hynix, Inc.	17,460	473,901
Skyworks Solutions, Inc. (a)	139,231	3,072,828
Spreadtrum Communications, Inc. ADR	192,397	4,205,798
STMicroelectronics NV (NY Shares) unit	1,000	8,680
Texas Instruments, Inc.	2,850	103,199
Trina Solar Ltd. (a)(d)	10,094	51,580
Xilinx, Inc.	81,744	3,098,915
YoungTek Electronics Corp.	1,156	2,924
		71,832,447
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		82,101,168
SOFTWARE - 21.7%
Application Software - 10.6%
Adobe Systems, Inc. (a)	165,949	7,480,981
ANSYS, Inc. (a)	33,753	2,729,268
AsiaInfo-Linkage, Inc. (a)	80,556	924,783
Aspen Technology, Inc. (a)	108,321	3,301,624
Autodesk, Inc. (a)	41,108	1,618,833
Blackbaud, Inc.	2,435	71,370
BroadSoft, Inc. (a)	143,027	3,655,770
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Citrix Systems, Inc. (a)	18,187	$ 1,130,686
Compuware Corp. (a)	230,453	2,765,436
Comverse, Inc.	4,710	124,956
Concur Technologies, Inc. (a)(d)	49,105	3,590,067
Descartes Systems Group, Inc. (a)	219,300	2,176,783
Ellie Mae, Inc. (a)	18,469	480,563
Guidewire Software, Inc. (a)	53,300	2,136,264
Informatica Corp. (a)	2,233	73,533
Intuit, Inc.	99	5,904
Jive Software, Inc. (a)	110,500	1,501,695
Kingdee International Software Group Co. Ltd. (a)	13,250,800	2,185,657
Manhattan Associates, Inc. (a)	97	6,810
MicroStrategy, Inc. Class A (a)	17,560	1,583,736
Nuance Communications, Inc. (a)	193,905	3,691,951
Parametric Technology Corp. (a)	135,095	3,243,631
Pegasystems, Inc.	23,421	592,786
PROS Holdings, Inc. (a)	8,633	223,767
QLIK Technologies, Inc. (a)	62,987	1,638,292
RealPage, Inc. (a)	4,600	93,840
salesforce.com, Inc. (a)	592,603	24,361,909
SAP AG	125	9,965
SolarWinds, Inc. (a)	15,214	773,632
Splunk, Inc.	200	8,160
Synchronoss Technologies, Inc. (a)	75,348	2,135,362
Synopsys, Inc. (a)	2,500	88,925
TIBCO Software, Inc. (a)	174,116	3,379,592
TiVo, Inc. (a)	8,000	93,760
Ultimate Software Group, Inc. (a)	20,100	1,941,459
Verint Systems, Inc. (a)	6,115	202,040
Workday, Inc. Class A	5,600	350,840
		80,374,630
Home Entertainment Software - 1.9%
Activision Blizzard, Inc.	341,770	5,109,462
Capcom Co. Ltd. (d)	107,300	1,762,503
Nintendo Co. Ltd.	31,000	3,421,551
Nintendo Co. Ltd. ADR	50,900	699,875
Perfect World Co. Ltd. sponsored ADR Class B	187,775	2,249,545
Square Enix Holdings Co. Ltd.	35,000	430,141
Take-Two Interactive Software, Inc. (a)	53,923	822,865
		14,495,942
Systems Software - 9.2%
Allot Communications Ltd. (a)	20,200	228,664
BMC Software, Inc. (a)	1,824	82,956
Check Point Software Technologies Ltd. (a)	13	606
CommVault Systems, Inc. (a)	35,215	2,589,711

	Shares	Value
Fortinet, Inc. (a)	442	$ 7,938
Imperva, Inc. (a)	11,600	452,168
Infoblox, Inc.	3,000	66,330
Insyde Software Corp.	304,000	540,170
Microsoft Corp.	118,831	3,933,306
NetSuite, Inc. (a)	47,618	4,188,479
Oracle Corp.	1,307,750	42,868,045
Red Hat, Inc. (a)	121,551	5,825,939
ServiceNow, Inc.	12,500	512,000
Sourcefire, Inc. (a)	52,530	2,508,833
Symantec Corp. (a)	584	14,191
Totvs SA	72,900	1,370,735
VMware, Inc. Class A (a)	63,407	4,470,194
		69,660,265
TOTAL SOFTWARE		164,530,837
WIRELESS TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
SBA Communications Corp. Class A (a)	71,029	5,610,581
TOTAL COMMON STOCKS (Cost $734,765,257)		746,555,506
Convertible Bonds - 0.5%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13	$ 1,270,000	1,254,887
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
Semiconductors - 0.3%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13	2,179,000	2,059,155
TOTAL CONVERTIBLE BONDS (Cost $3,433,356)		3,314,042
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.13% (b)	9,513,429	9,513,429
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	10,418,665	10,418,665
TOTAL MONEY MARKET FUNDS (Cost $19,932,094)		19,932,094
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $758,130,707)		769,801,642
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(11,787,045)
NET ASSETS - 100%		$ 758,014,597
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,600 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 55,004
Fidelity Securities Lending Cash Central Fund	235,711
Total	$ 290,715
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 746,555,506	$ 722,674,608	$ 23,880,898	$ -
Convertible Bonds	3,314,042	-	3,314,042	-
Money Market Funds	19,932,094	19,932,094	-	-
Total Investments in Securities:	$ 769,801,642	$ 742,606,702	$ 27,194,940	$ -
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $762,348,321. Net unrealized appreciation aggregated $7,453,321, of which $67,912,256 related to appreciated investment securities and $60,458,935 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Energy Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2013

1.800328.109

ANR-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CHEMICALS - 1.7%
Commodity Chemicals - 1.7%
LyondellBasell Industries NV Class A	135,310	$ 8,213,317
Westlake Chemical Corp.	35,291	2,934,094
		11,147,411
ENERGY EQUIPMENT & SERVICES - 22.6%
Oil & Gas Drilling - 5.4%
Discovery Offshore S.A. (a)(e)	676,590	1,583,970
Ensco PLC Class A	332,835	19,197,923
Helmerich & Payne, Inc.	95,376	5,590,941
Noble Corp.	209,764	7,866,150
Northern Offshore Ltd.	328,887	564,637
Vantage Drilling Co. (a)	462,700	781,963
		35,585,584
Oil & Gas Equipment & Services - 17.2%
Anton Oilfield Services Group	438,000	349,377
C&J Energy Services, Inc. (a)	14,500	286,955
Cameron International Corp. (a)	153,141	9,425,829
Core Laboratories NV (d)	34,282	4,963,348
FMC Technologies, Inc. (a)	55,100	2,991,930
Forum Energy Technologies, Inc.	83,822	2,331,090
Geospace Technologies Corp. (a)	11,032	930,770
Halliburton Co.	866,667	37,067,348
National Oilwell Varco, Inc.	384,907	25,103,635
Oceaneering International, Inc.	12,000	842,040
Schlumberger Ltd.	320,164	23,829,807
Superior Energy Services, Inc. (a)	83,484	2,303,324
Total Energy Services, Inc.	53,200	738,236
Weatherford International Ltd. (a)	117,390	1,501,418
		112,665,107
TOTAL ENERGY EQUIPMENT & SERVICES		148,250,691
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Icahn Enterprises LP rights	66,553	1
OIL, GAS & CONSUMABLE FUELS - 75.0%
Coal & Consumable Fuels - 0.9%
Alpha Natural Resources, Inc. (a)	95,000	704,900
Peabody Energy Corp.	254,314	5,101,539
		5,806,439
Integrated Oil & Gas - 35.6%
Chevron Corp.	481,510	58,749,035
Exxon Mobil Corp.	703,494	62,603,924
Hess Corp.	413,361	29,836,397
InterOil Corp. (a)(d)	55,700	4,406,984

	Shares	Value
Murphy Oil Corp.	346,612	$ 21,521,139
Occidental Petroleum Corp.	457,256	40,814,671
Suncor Energy, Inc.	512,060	15,964,866
		233,897,016
Oil & Gas Exploration & Production - 27.2%
Anadarko Petroleum Corp.	292,929	24,828,662
Bankers Petroleum Ltd. (a)	831,400	2,079,635
Bonanza Creek Energy, Inc. (a)	43,943	1,509,442
BPZ Energy, Inc. (a)	221,964	475,003
Cabot Oil & Gas Corp.	183,391	12,479,758
Cobalt International Energy, Inc. (a)	260,167	7,269,066
Concho Resources, Inc. (a)	235,103	20,249,421
Continental Resources, Inc. (a)	100,679	8,046,266
EOG Resources, Inc.	187,329	22,696,782
EPL Oil & Gas, Inc. (a)	72,660	2,373,802
EQT Corp.	220,900	16,594,008
EV Energy Partners LP	49,600	2,309,376
Gulfport Energy Corp. (a)	44,925	2,344,636
Halcon Resources Corp.	300,000	1,962,000
Kosmos Energy Ltd. (a)	60,000	659,400
Marathon Oil Corp.	282,104	9,216,338
Noble Energy, Inc.	143,054	16,206,588
Northern Oil & Gas, Inc. (a)	204,993	2,642,360
Oasis Petroleum, Inc. (a)	174,677	5,979,194
Painted Pony Petroleum Ltd. Class A (a)	142,700	1,385,286
PDC Energy, Inc. (a)	6,857	296,908
Pioneer Natural Resources Co.	133,419	16,307,804
Rosetta Resources, Inc. (a)	17,081	732,946
TAG Oil Ltd. (a)	77,800	424,736
		179,069,417
Oil & Gas Refining & Marketing - 5.0%
Calumet Specialty Products Partners LP	84,391	3,186,604
Marathon Petroleum Corp.	160,387	12,567,925
Northern Tier Energy LP Class A	69,770	1,840,533
Phillips 66	187,036	11,399,844
Tesoro Corp.	37,109	1,981,621
Valero Energy Corp.	55,455	2,235,946
		33,212,473
Oil & Gas Storage & Transport - 6.3%
Atlas Energy LP	105,950	5,318,690
Atlas Pipeline Partners LP	101,500	3,688,510
Magellan Midstream Partners LP	67,186	3,562,874
Markwest Energy Partners LP	32,400	2,047,680
Targa Resources Corp.	49,147	3,231,907
Tesoro Logistics LP	98,066	5,844,734
The Williams Companies, Inc.	459,151	17,507,428
		41,201,823
TOTAL OIL, GAS & CONSUMABLE FUELS		493,187,168
TOTAL COMMON STOCKS (Cost $570,599,079)		652,585,271
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	4,876,762	$ 4,876,762
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	9,345,475	9,345,475
TOTAL MONEY MARKET FUNDS (Cost $14,222,237)		14,222,237
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $584,821,316)		666,807,508
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(9,693,143)
NET ASSETS - 100%		$ 657,114,365
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,583,970 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,988
Fidelity Securities Lending Cash Central Fund	190,163
Total	$ 196,151
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 652,585,271	$ 652,585,270	$ -	$ 1
Money Market Funds	14,222,237	14,222,237	-	-
Total Investments in Securities:	$ 666,807,508	$ 666,807,507	$ -	$ 1
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $587,905,274. Net unrealized appreciation aggregated $78,902,234, of which $94,879,775 related to appreciated investment securities and $15,977,541 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Biotechnology Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2013

1.800321.109

AFBT-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
BIOTECHNOLOGY - 96.6%
Biotechnology - 96.6%
A.P. Pharma, Inc. (e)	743,765	$ 270,730
ACADIA Pharmaceuticals, Inc. (a)(d)	350,386	4,516,476
Achillion Pharmaceuticals, Inc. (a)	142,589	1,075,121
Acorda Therapeutics, Inc. (a)	142,905	5,654,751
Aegerion Pharmaceuticals, Inc. (a)	144,620	6,079,825
Affymax, Inc. (a)(d)	5,087	4,579
Agenus, Inc. (a)	9,425	45,806
Agenus, Inc. warrants 6/9/18 (a)(e)	452,000	35,765
Alexion Pharmaceuticals, Inc. (a)	238,563	23,379,174
Alkermes PLC (a)	128,761	3,941,374
Alnylam Pharmaceuticals, Inc. (a)	122,498	2,933,827
AMAG Pharmaceuticals, Inc. (a)	48,069	1,059,921
Amgen, Inc.	619,514	64,559,551
Arena Pharmaceuticals, Inc. (a)(d)	245,729	2,024,807
ARIAD Pharmaceuticals, Inc. (a)	188,106	3,361,454
ArQule, Inc. (a)	192,550	568,023
AVEO Pharmaceuticals, Inc. (a)(d)	134,829	688,976
Biogen Idec, Inc. (a)	135,526	29,670,707
BioMarin Pharmaceutical, Inc. (a)	165,738	10,872,413
Bionovo, Inc. warrants 2/2/16 (a)	56,850	138
BioTime, Inc. (a)(d)	111,305	402,924
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)	8,557	3
warrants 5/30/17 (a)	17,900	103
Celgene Corp. (a)	274,183	32,372,787
Cell Therapeutics, Inc. (d)	473,147	539,388
Cell Therapeutics, Inc. warrants 7/6/16 (a)	46,404	656
Celldex Therapeutics, Inc. (a)	157,995	2,061,835
Cepheid, Inc. (a)	55,200	2,104,776
Chimerix, Inc.	3,400	67,762
Clovis Oncology, Inc. (a)(d)	48,888	1,829,389
Cubist Pharmaceuticals, Inc. (a)	66,292	3,044,129
Curis, Inc. (a)	142,839	535,646
Cytokinetics, Inc.	407,500	521,600
Cytokinetics, Inc. warrants 6/25/17 (a)	244,500	62,450
Dendreon Corp. (a)(d)	190,903	899,153
Dyax Corp. (a)	414,791	1,140,675
Dynavax Technologies Corp. (a)	160,269	376,632
Elan Corp. PLC sponsored ADR (a)	109,652	1,282,928
Emergent BioSolutions, Inc. (a)	17,500	268,450
Enzon Pharmaceuticals, Inc.	8,434	27,832
Exact Sciences Corp. (a)	55,900	522,106
Exelixis, Inc. (a)(d)	96,345	500,031
Fibrocell Science, Inc. (e)	174,200	695,058
Genomic Health, Inc. (a)	20,528	623,230
Geron Corp. (a)	427,965	500,719
Gilead Sciences, Inc. (a)	1,205,794	61,061,408
Halozyme Therapeutics, Inc. (a)	160,032	966,593
Hyperion Therapeutics, Inc.	93,363	2,002,636

	Shares	Value
Idenix Pharmaceuticals, Inc. (a)(d)	58,586	$ 216,768
ImmunoGen, Inc. (a)(d)	83,980	1,345,360
Immunomedics, Inc. (a)(d)	127,450	326,272
Incyte Corp. (a)(d)	126,332	2,798,254
Infinity Pharmaceuticals, Inc. (a)	72,134	3,108,254
Intercept Pharmaceuticals, Inc.	8,867	301,921
InterMune, Inc. (a)(d)	252,918	2,359,725
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	344,251	5,236,058
Isis Pharmaceuticals, Inc. (a)(d)	113,147	2,533,361
KaloBios Pharmaceuticals, Inc.	13,602	73,451
KaloBios Pharmaceuticals, Inc.	17,700	106,200
Lexicon Pharmaceuticals, Inc. (a)	543,326	1,075,785
Ligand Pharmaceuticals, Inc. Class B (a)	52,183	1,425,640
MannKind Corp. (a)(d)	504,208	1,991,622
Medivation, Inc. (a)	156,948	8,272,729
Merrimack Pharmaceuticals, Inc. (a)	2,800	13,776
Momenta Pharmaceuticals, Inc. (a)	39,166	482,525
Myriad Genetics, Inc. (a)	68,082	1,896,084
Neurocrine Biosciences, Inc. (a)	194,998	2,250,277
NeurogesX, Inc. (a)	187,202	2,583
NewLink Genetics Corp. (a)(d)	63,087	879,433
Novavax, Inc. (a)	586,056	1,377,232
Novelos Therapeutics, Inc. (a)	137,600	59,168
Novelos Therapeutics, Inc. warrants 12/6/16 (a)	137,600	267
NPS Pharmaceuticals, Inc. (a)	146,953	1,973,579
OncoGenex Pharmaceuticals, Inc. (a)	7,005	70,961
Onyx Pharmaceuticals, Inc. (a)	104,305	9,888,114
Opko Health, Inc. (a)(d)	159,000	1,058,940
Oragenics, Inc. (e)	108,608	369,267
Orexigen Therapeutics, Inc. (a)	275,109	1,672,663
Osiris Therapeutics, Inc. (a)(d)	70,287	788,620
OvaScience, Inc. (a)	12,800	149,760
PDL BioPharma, Inc. (d)	99,788	772,359
Pharmacyclics, Inc. (a)	84,676	6,901,094
PolyMedix, Inc. (a)	7,142	786
PolyMedix, Inc. warrants 4/10/16 (a)	163,833	2
Progenics Pharmaceuticals, Inc. (a)	490,109	2,254,501
Protalix BioTherapeutics, Inc. (a)(d)	90,943	515,647
Puma Biotechnology, Inc. (a)	42,757	1,375,920
Raptor Pharmaceutical Corp. (a)(d)	245,273	1,692,384
Regeneron Pharmaceuticals, Inc. (a)	92,204	19,836,769
Rigel Pharmaceuticals, Inc. (a)	75,572	361,990
Sangamo Biosciences, Inc. (a)(d)	147,070	1,497,173
Sarepta Therapeutics, Inc. (a)(d)	20,462	594,216
Savient Pharmaceuticals, Inc. (a)(d)	118,216	88,225
Seattle Genetics, Inc. (a)(d)	142,093	5,250,336
SIGA Technologies, Inc. (a)(d)	128,486	424,004
Sophiris Bio, Inc.	138,000	30,135
Sorrento Therapeutics, Inc. (e)	720,000	154,800
Spectrum Pharmaceuticals, Inc. (d)	363,247	2,691,660
Stemline Therapeutics, Inc.	36,900	529,146
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
Sunesis Pharmaceuticals, Inc. (a)(d)	159,517	$ 898,081
Synageva BioPharma Corp. (a)	19,200	992,448
Synergy Pharmaceuticals, Inc. (a)	111,988	587,937
Synergy Pharmaceuticals, Inc. warrants 11/14/16 (a)	20,600	48,616
Synta Pharmaceuticals Corp. (a)(d)	159,002	1,629,771
Synthetic Biologics, Inc. (a)	100	146
Targacept, Inc. (a)	142,026	654,740
TESARO, Inc. (d)	66,803	1,837,751
Theravance, Inc. (a)(d)	122,236	4,125,465
Threshold Pharmaceuticals, Inc. (a)	92,584	446,255
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	35,146	100,739
Trius Therapeutics, Inc. (a)	131,738	918,214
United Therapeutics Corp. (a)	60,052	4,010,273
Verastem, Inc. (a)	6,365	62,504
Vertex Pharmaceuticals, Inc. (a)	255,373	19,617,754
Vical, Inc. (a)	321,877	1,187,726
ZIOPHARM Oncology, Inc. (a)(d)	227,379	381,997
		411,730,530
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Alsius Corp. (a)	14,200	0
Aradigm Corp. (a)	351,440	38,658
InVivo Therapeutics Holdings Corp. (a)	98,300	304,730
		343,388
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
BG Medicine, Inc. (a)	75,570	124,691
ChromaDex, Inc. (a)	143,866	92,074
Transgenomic, Inc. (a)	33,100	12,247
Transgenomic, Inc. (a)(e)	162,000	59,940
Transgenomic, Inc. warrants 2/3/17 (a)(e)	81,000	1
		288,953
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
MYOS Corp. (e)	333,300	43,329
PHARMACEUTICALS - 1.7%
Pharmaceuticals - 1.7%
AcelRx Pharmaceuticals, Inc. (a)(d)	52,410	307,123
Auxilium Pharmaceuticals, Inc. (a)	46,358	692,125
AVANIR Pharmaceuticals Class A (a)(d)	379,315	1,210,015
Horizon Pharma, Inc. (a)(d)	116,600	279,840
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	18,737	7
warrants 9/25/17 (a)	55,250	19
Jazz Pharmaceuticals PLC (a)	36,220	2,113,437

	Shares	Value
Pacira Pharmaceuticals, Inc. (a)	68,821	$ 1,986,862
TherapeuticsMD, Inc. (a)	113,400	285,768
XenoPort, Inc. (a)	81	503
Zogenix, Inc. (a)	181,384	313,794
Zogenix, Inc. warrants 7/27/17 (a)	32,985	130
		7,189,623
TOTAL COMMON STOCKS (Cost $309,460,764)		419,595,823
Convertible Preferred Stocks - 0.2%

BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
bluebird bio (e)	35,360	27,450
Intrexon Corp. 6.00% (e)	19,884	156,587
		184,037
PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
Agios Pharmaceuticals, Inc. Series C (a)(e)	13,990	68,706
aTyr Pharma, Inc. 8.00% (e)	247,934	627,025
		695,731
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $869,938)		879,768
Money Market Funds - 6.4%

Fidelity Cash Central Fund, 0.13% (b)	7,476,511	7,476,511
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	19,607,492	19,607,492
TOTAL MONEY MARKET FUNDS (Cost $27,084,003)		27,084,003
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $337,414,705)		447,559,594
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(21,595,672)
NET ASSETS - 100%		$ 425,963,922
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,508,658 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
A.P. Pharma, Inc.	7/25/12	$ 390,477
Agenus, Inc. warrants 6/9/18	1/9/08	$ 563,722
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 68,706
aTyr Pharma, Inc. 8.00%	4/8/13	$ 627,025
bluebird bio	7/23/12	$ 17,620
Fibrocell Science, Inc.	10/8/12	$ 435,500
Intrexon Corp. 6.00%	4/30/13	$ 156,587
MYOS Corp.	7/2/12	$ 83,325
Oragenics, Inc.	7/31/12	$ 162,912
Sorrento Therapeutics, Inc.	5/15/12	$ 115,200
Transgenomic, Inc.	2/3/12	$ 161,441
Transgenomic, Inc. warrants 2/3/17	2/3/12	$ 559
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,920
Fidelity Securities Lending Cash Central Fund	596,086
Total	$ 605,006
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 419,595,823	$ 419,322,092	$ 273,731	$ -
Convertible Preferred Stocks	879,768	-	-	879,768
Money Market Funds	27,084,003	27,084,003	-	-
Total Investments in Securities:	$ 447,559,594	$ 446,406,095	$ 273,731	$ 879,768
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $338,382,525. Net unrealized appreciation aggregated $109,177,069, of which $122,945,526 related to appreciated investment securities and $13,768,457 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

For

Fidelity Advisor® Electronics Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2013

1.800325.109

AFEL-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)(f)	64,879	$ 1
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Office Services & Supplies - 0.3%
West Corp.	1,918	40,278
COMMUNICATIONS EQUIPMENT - 7.8%
Communications Equipment - 7.8%
Brocade Communications Systems, Inc. (a)	4,678	27,226
F5 Networks, Inc. (a)	500	38,215
Finisar Corp. (a)	3,070	39,419
Juniper Networks, Inc. (a)	4,121	68,203
NETGEAR, Inc. (a)	1,400	41,706
Polycom, Inc. (a)	10,596	111,258
QUALCOMM, Inc.	9,157	564,254
Radware Ltd. (a)	1,856	27,821
Research In Motion Ltd. (a)	1,440	23,458
Riverbed Technology, Inc. (a)	6,025	89,532
		1,031,092
COMPUTERS & PERIPHERALS - 2.7%
Computer Hardware - 2.2%
Apple, Inc.	540	239,085
Hewlett-Packard Co.	2,536	52,242
		291,327
Computer Storage & Peripherals - 0.5%
EMC Corp. (a)	2,033	45,600
SanDisk Corp. (a)	400	20,976
		66,576
TOTAL COMPUTERS & PERIPHERALS		357,903
ELECTRONIC EQUIPMENT & COMPONENTS - 10.8%
Electronic Components - 1.9%
Aeroflex Holding Corp. (a)	23,890	177,742
Corning, Inc.	410	5,945
InvenSense, Inc. (a)	6,898	64,289
		247,976
Electronic Manufacturing Services - 8.9%
Benchmark Electronics, Inc. (a)	3,150	56,196
Flextronics International Ltd. (a)	36,581	261,554
Jabil Circuit, Inc.	31,787	565,809
TTM Technologies, Inc. (a)	39,141	282,989
Viasystems Group, Inc. (a)	12	153
		1,166,701
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		1,414,677

	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.6%
Internet Software & Services - 0.6%
Demand Media, Inc. (a)	4,275	$ 37,022
Facebook, Inc. Class A	1,192	33,090
Velti PLC (a)	5,600	11,200
		81,312
IT SERVICES - 0.6%
Data Processing & Outsourced Services - 0.6%
EVERTEC, Inc.	1,386	27,789
VeriFone Systems, Inc. (a)	2,227	47,836
		75,625
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 71.2%
Semiconductor Equipment - 0.6%
Amkor Technology, Inc. (a)	3,357	14,200
GT Advanced Technologies, Inc. (a)	7,609	29,903
Lam Research Corp. (a)	382	17,656
Rubicon Technology, Inc. (a)	2,754	20,407
		82,166
Semiconductors - 70.6%
Advanced Micro Devices, Inc. (a)(d)	43,558	122,834
Alpha & Omega Semiconductor Ltd. (a)	589	4,264
Altera Corp.	29,594	947,304
Analog Devices, Inc.	10,940	481,251
Atmel Corp. (a)	7,012	45,368
Avago Technologies Ltd.	27,276	871,741
Broadcom Corp. Class A	31,355	1,128,774
Cypress Semiconductor Corp.	31,095	313,749
Entropic Communications, Inc. (a)	9,744	41,315
EZchip Semiconductor Ltd. (a)	4,034	92,016
First Solar, Inc. (a)	1,984	92,375
Freescale Semiconductor Holdings I Ltd. (a)(d)	19,004	294,182
Infineon Technologies AG	2,500	19,738
Inphi Corp. (a)	11,900	111,979
Intel Corp.	21,974	526,277
Intermolecular, Inc. (a)	4,025	35,058
Intersil Corp. Class A	79,060	613,506
LSI Corp. (a)	52,103	340,754
M/A-COM Technology Solutions, Inc. (a)	2,083	29,224
Marvell Technology Group Ltd.	58,701	631,623
MediaTek, Inc.	3,000	36,623
Micron Technology, Inc. (a)	32,198	303,305
Motech Industries, Inc. (a)	1	1
NVIDIA Corp.	26,488	364,740
NXP Semiconductors NV (a)	17,969	495,046
O2Micro International Ltd. sponsored ADR (a)	11,711	40,052
ON Semiconductor Corp. (a)	40,705	319,941
PMC-Sierra, Inc. (a)	45,013	259,275
RDA Microelectronics, Inc. sponsored ADR	4,200	40,068
Skyworks Solutions, Inc. (a)	26,526	585,429
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Spreadtrum Communications, Inc. ADR	9	$ 197
Trident Microsystems, Inc. (a)	19	0
Volterra Semiconductor Corp. (a)	5,611	72,999
		9,261,008
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		9,343,174
SOFTWARE - 0.9%
Application Software - 0.5%
BroadSoft, Inc. (a)	753	19,247
Nuance Communications, Inc. (a)	2,543	48,419
		67,666
Systems Software - 0.4%
Allot Communications Ltd. (a)	4,143	46,899
TOTAL SOFTWARE		114,565
TOTAL COMMON STOCKS (Cost $15,183,685)		12,458,627
Convertible Bonds - 2.4%
	Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
Semiconductors - 2.4%
Micron Technology, Inc.:
1.625% 2/15/33 (e)	$ 30,000	34,088
1.875% 8/1/31	83,000	93,686
3.125% 5/1/32 (e)	155,000	187,647
TOTAL CONVERTIBLE BONDS (Cost $252,590)		315,421
Money Market Funds - 5.8%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	340,773	$ 340,773
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	411,039	411,039
TOTAL MONEY MARKET FUNDS (Cost $751,812)		751,812
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $16,188,087)		13,525,860
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(400,546)
NET ASSETS - 100%		$ 13,125,314
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $221,735 or 1.7% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arrowhead Research Corp. warrants 5/21/17	5/18/07	$ 234,942
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 585
Fidelity Securities Lending Cash Central Fund	3,350
Total	$ 3,935
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 12,458,627	$ 12,458,626	$ 1	$ -
Convertible Bonds	315,421	-	315,421	-
Money Market Funds	751,812	751,812	-	-
Total Investments in Securities:	$ 13,525,860	$ 13,210,438	$ 315,422	$ -
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $16,436,797. Net unrealized depreciation aggregated $2,910,937, of which $194,290 related to appreciated investment securities and $3,105,227 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ® Industrials Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2013

1.800323.109

AFCY-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
AEROSPACE & DEFENSE - 15.7%
Aerospace & Defense - 15.7%
Honeywell International, Inc.	250,492	$ 18,421,182
Precision Castparts Corp.	55,193	10,557,869
Teledyne Technologies, Inc. (a)	95,031	7,133,027
Textron, Inc.	245,340	6,317,505
United Technologies Corp.	339,132	30,959,360
		73,388,943
AUTO COMPONENTS - 1.4%
Auto Parts & Equipment - 1.4%
Johnson Controls, Inc.	185,492	6,494,075
BUILDING PRODUCTS - 1.2%
Building Products - 1.2%
A.O. Smith Corp.	19,102	1,440,864
American Woodmark Corp. (a)	48,200	1,621,930
Armstrong World Industries, Inc.	48,988	2,500,348
		5,563,142
COMMERCIAL SERVICES & SUPPLIES - 3.8%
Diversified Support Services - 0.6%
Aggreko PLC	110,600	3,061,485
Environmental & Facility Services - 3.2%
Republic Services, Inc.	328,843	11,206,969
Stericycle, Inc. (a)	33,034	3,578,243
		14,785,212
TOTAL COMMERCIAL SERVICES & SUPPLIES		17,846,697
CONSTRUCTION & ENGINEERING - 3.0%
Construction & Engineering - 3.0%
EMCOR Group, Inc.	107,385	4,016,199
Jacobs Engineering Group, Inc. (a)	100,362	5,066,274
URS Corp.	113,211	4,972,227
		14,054,700
ELECTRICAL EQUIPMENT - 7.9%
Electrical Components & Equipment - 7.9%
AMETEK, Inc.	171,700	6,989,907
Eaton Corp. PLC	232,833	14,298,275
Generac Holdings, Inc.	69,644	2,502,309
Hubbell, Inc. Class B	88,134	8,457,339
Regal-Beloit Corp.	55,717	4,380,471
		36,628,301
INDUSTRIAL CONGLOMERATES - 23.1%
Industrial Conglomerates - 23.1%
3M Co.	197,356	20,665,147
Carlisle Companies, Inc.	79,194	5,137,315
Danaher Corp.	341,442	20,807,475
General Electric Co.	2,732,432	60,905,904
		107,515,841

	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 0.7%
Life Sciences Tools & Services - 0.7%
Eurofins Scientific SA	14,962	$ 3,251,194
MACHINERY - 28.6%
Construction & Farm Machinery & Heavy Trucks - 11.7%
Caterpillar, Inc.	176,486	14,943,070
Cummins, Inc.	107,454	11,432,031
Manitowoc Co., Inc.	353,124	6,624,606
Oshkosh Truck Corp. (a)	117,964	4,631,267
PACCAR, Inc.	131,315	6,536,861
Toro Co.	87,400	3,933,874
Wabtec Corp.	58,200	6,107,508
		54,209,217
Industrial Machinery - 16.9%
Donaldson Co., Inc.	102,551	3,730,805
Dover Corp.	110,383	7,614,219
GEA Group AG	117,275	3,966,928
Graco, Inc.	90,226	5,461,380
Harsco Corp.	191,681	4,184,396
IDEX Corp.	88,851	4,622,918
Ingersoll-Rand PLC	156,787	8,435,141
Nordson Corp.	32,300	2,244,527
Pall Corp.	92,477	6,169,141
Parker Hannifin Corp.	91,094	8,068,196
Pentair Ltd.	128,496	6,983,758
Stanley Black & Decker, Inc.	93,202	6,972,442
Timken Co.	103,694	5,451,194
TriMas Corp. (a)	162,683	4,961,832
		78,866,877
TOTAL MACHINERY		133,076,094
PROFESSIONAL SERVICES - 7.0%
Human Resource & Employment Services - 2.0%
Towers Watson & Co.	130,284	9,500,309
Research & Consulting Services - 5.0%
Bureau Veritas SA	19,303	2,365,432
Dun & Bradstreet Corp. (d)	119,566	10,575,613
Nielsen Holdings B.V.	149,604	5,179,290
Verisk Analytics, Inc. (a)	82,744	5,071,380
		23,191,715
TOTAL PROFESSIONAL SERVICES		32,692,024
ROAD & RAIL - 3.3%
Railroads - 2.0%
Union Pacific Corp.	63,204	9,351,664
Common Stocks - continued
	Shares	Value
ROAD & RAIL - CONTINUED
Trucking - 1.3%
Con-way, Inc.	49,631	$ 1,677,528
J.B. Hunt Transport Services, Inc.	62,044	4,409,467
		6,086,995
TOTAL ROAD & RAIL		15,438,659
TRADING COMPANIES & DISTRIBUTORS - 3.6%
Trading Companies & Distributors - 3.6%
W.W. Grainger, Inc.	25,700	6,334,279
Watsco, Inc.	50,171	4,233,429
WESCO International, Inc. (a)	83,684	5,999,306
		16,567,014
TOTAL COMMON STOCKS (Cost $372,534,139)		462,516,684
Convertible Bonds - 0.5%
	Principal Amount
BUILDING PRODUCTS - 0.5%
Building Products - 0.5%
Aspen Aerogels, Inc.:
8% 6/1/14 (e)	$ 1,177,234	1,177,234
8% 12/6/14 (e)	1,114,117	1,114,117
TOTAL CONVERTIBLE BONDS (Cost $2,291,351)	2,291,351
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.05% 7/5/13 (Cost $89,992)	90,000	89,995
Money Market Funds - 0.8%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	3,037,306	$ 3,037,306
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	451,250	451,250
TOTAL MONEY MARKET FUNDS (Cost $3,488,556)		3,488,556
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $378,404,038)		468,386,586
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,617,041)
NET ASSETS - 100%		$ 465,769,545
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,291,351 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11 - 12/31/12	$ 1,177,234
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 12/31/12	$ 1,114,117
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,239
Fidelity Securities Lending Cash Central Fund	499
Total	$ 15,738
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 462,516,684	$ 462,516,684	$ -	$ -
Convertible Bonds	2,291,351	-	-	2,291,351
U.S. Treasury Obligations	89,995	-	89,995	-
Money Market Funds	3,488,556	3,488,556	-	-
Total Investments in Securities:	$ 468,386,586	$ 466,005,240	$ 89,995	$ 2,291,351
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $380,293,550. Net unrealized appreciation aggregated $88,093,036, of which $90,104,407 related to appreciated investment securities and $2,011,371 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 28, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 28, 2013